Intangible assets (Tables)	12 Months Ended
Dec. 31, 2024
Intangible Assets
Schedule of changes in intangible assets

	Goodwill	Brands, licenses and patents	Software licenses	Customers and suppliers agreements	Total

Net book value	2,087	320	433	182	3,022
Cost	2,087	566	1,268	461	4,382
Accumulated amortization	-	(246)	(835)	(279)	(1,360)
Balance as of December 31, 2022	2,087	320	433	182	3,022
Acquisitions	-	-	115	-	115
Additions and goodwill through acquisition of Wise	75	-	-	-	75
Foreign currency translation adjustment	11	15	4	(22)	8
Amortization	-	(12)	(83)	(17)	(111)
Net book value	2,173	323	468	143	3,108
Cost	2,173	581	1,386	439	4,579
Accumulated amortization	-	(258)	(918)	(296)	(1,471)
Balance as of December 31, 2023	2,173	323	468	143	3,108

Acquisitions	-	86	270	-	356
Foreign currency translation adjustment	9	19	10	8	46
Write-off due to the disposal of subsidiaries			(2)		(2)
Other write-offs	-	-	(1)	-	(1)
Amortization	-	(12)	(85)	(23)	(120)
Net book value	2,182	416	660	129	3,387
Cost	2,182	697	1,709	448	5,036
Accumulated amortization	-	(281)	(1,049)	(319)	(1,649)
Balance as of December 31, 2024	2,182	416	660	129	3,387

Schedule of company goodwill

Cash-generating unit	Goodwill

Petrochemical complex Northeast	668
Petrochemical complex South	1,391
ER Plastic	48
Wise Plásticos	75

Total	2,182

Schedule of key assumptions used by management

Key assumptions	Petrochemical complex Northeast	Petrochemical complex South

Sales volume (average % of annual growth)	5.76%	5.49%
Average FX rate in US$	5.83	5.83
Average inflation rates %	3.84%	3.84%
Perpetuity growth (%)	2.98%	2.98%
Pre-tax WACC discount rate	13.81%	14.69%
Post-tax WACC discount rate	11.61%	11.17%

Schedule of amortization estimated useful life

- Brands, licenses and patents	10-45 years
- Software licenses and rights of use	01-10 years
- Customers and suppliers’ agreements	14-28 years